Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Statement of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Financial Statements 7

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited), April 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks 99.0%
Copper 0.6%
a,b
Imperial Metals Corp. .................................. Canada 1,950,300 $ 7,869,423
a
Diversified Metals & Mining 9.2%
a,c
Adventus Mining Corp., 144A ............................ Canada 6,350,000 5,630,669
a
Bluestone Resources, Inc. ............................... Canada 550,000 680,090
a,b,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 8,408,379
a
Clean Air Metals, Inc. .................................. Canada 3,800,000 1,081,961
a,d,e
Clean Air Metals, Inc. .................................. Canada 2,759,000 750,760
a,c,f
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 3,009,965
a,c,f
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 6,711,409
a,c,f
INV Metals, Inc., 144A .................................. Canada 6,565,000 2,323,185
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 5,635,000 39,744,112
a,b,c
Mawson Gold Ltd., 144A ................................ Canada 7,700,000 1,565,996
a,b
Orla Mining Ltd. ...................................... Canada 3,490,713 12,579,913
a
Orla Mining Ltd. ...................................... Canada 460,000 1,657,759
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 7,207,647
a,c
Osisko Development Corp., 144A ......................... Canada 1,015,000 5,936,831
a,d,e
Osisko Development Corp., 144A ......................... Canada 460,000 2,678,203
a,d,e
Prime Mining Corp. .................................... Canada 1,300,000 3,139,714
a,b
Prime Mining Corp. .................................... Canada 1,900,000 4,806,996
a,f
Talisker Resources Ltd. ................................. Canada 15,300,000 4,356,315
a
Vizsla Silver Corp. ..................................... Canada 3,350,000 5,096,197
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 3,518,731
120,884,832
Environmental & Facilities Services 0.2%
a,b
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 2,319,799
a
Gold 75.9%
Agnico Eagle Mines Ltd. ................................ Canada 71,000 4,433,240
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,638,316 21,140,869
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,514,500 20,116,000
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,814,823 37,349,057
a,b,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 5,161,684
a,b
Artemis Gold, Inc. ..................................... Canada 1,725,000 8,153,142
a,c,f
Ascot Resources Ltd., 144A ............................. Canada 25,620,000 18,340,939
B2Gold Corp. ........................................ Canada 8,443,694 40,664,363
Barrick Gold Corp. .................................... Canada 3,244,383 68,943,139
a,c
Battle North Gold Corp., 144A ............................ Canada 2,240,000 4,774,293
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 2,277,811
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 2,473,053
a
Breaker Resources NL ................................. Australia 16,000,000 2,512,098
Centamin plc ......................................... Egypt 12,915,200 19,151,961
Centerra Gold, Inc. .................................... Kyrgyzstan 605,700 5,587,666
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 26,692,012
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,393,939
a
Chalice Mining Ltd. .................................... Australia 7,832,989 41,254,095
a,b
Corvus Gold, Inc. ..................................... Canada 2,000,000 4,100,061
a,b
Dacian Gold Ltd. ...................................... Australia 32,555,556 8,860,317
Dundee Precious Metals, Inc. ............................ Canada 2,310,000 16,630,872
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 18,257,888
a
Emerald Resources NL ................................. Australia 17,070,000 13,111,008
Endeavour Mining Corp. ................................ Ivory Coast 3,056,114 63,620,872
a
Equinox Gold Corp. .................................... Canada 515,108 4,165,283
a,c
First Mining Gold Corp., 144A ............................ Canada 7,500,000 2,043,929
a,b
Galiano Gold, Inc. ..................................... Canada 9,572,375 12,303,724
a
Gascoyne Resources Ltd. ............................... Australia 8,368,370 3,417,127
a,f
Geopacific Resources Ltd. .............................. Australia 38,375,694 9,859,765
Gold Fields Ltd. ....................................... South Africa 1,074,800 10,086,722

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Gold Standard Ventures Corp. ............................ Canada 6,370,000 $ 3,679,235
a,b
Golden Star Resources Ltd. ............................. United States 3,689,533 12,655,098
a,d,e
Great Bear Resources Ltd. .............................. Canada 670,000 7,705,689
a
Great Panther Mining Ltd. ............................... Canada 4,171,889 3,224,036
a,f
HighGold Mining, Inc. .................................. Canada 4,303,000 4,410,641
a
i-80 Gold Corp. ....................................... Canada 1,047,500 2,096,278
a
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 7,041,529
a
Integra Resources Corp., (USD Traded) .................... Canada 300,000 888,000
Kirkland Lake Gold Ltd. ................................. Canada 546,123 20,289,963
a,b
Liberty Gold Corp. ..................................... Canada 11,779,800 14,278,545
a,b,f
Lion One Metals Ltd. ................................... Canada 4,318,700 4,286,202
a,c,f
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 3,993,720
a,d,e
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,d,e
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a,b
Marathon Gold Corp. ................................... Canada 2,306,000 4,652,333
Newcrest Mining Ltd. ................................... Australia 2,426,914 49,607,828
Newmont Corp. ....................................... United States 867,614 54,147,790
Northern Star Resources Ltd. ............................ Australia 1,257,254 10,102,642
a,f
O3 Mining, Inc. ....................................... Canada 1,850,000 3,807,606
a,d,e,f
O3 Mining, Inc. ....................................... Canada 1,250,000 2,412,770
a
OceanaGold Corp. .................................... Australia 9,088,488 15 , 156 , 722
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,319,911
a,b
Osisko Mining, Inc. .................................... Canada 6,250,000 16,320,928
a,d,e
Osisko Mining, Inc. .................................... Canada 2,400, 000 5,951,539
a,b
Pantoro Ltd. ......................................... Australia 38,400,000 6,185,512
a
Perpetua Resources Corp. .............................. Canada 362,090 2,762,989
a,c
Perpetua Resources Corp., 144A ......................... Canada 403,000 3,075,160
a
Perseus Mining Ltd. ................................... Australia 42,408,141 39,697,335
a
Pretium Resources, Inc. ................................ Canada 2,149,000 22,569,526
a
Probe Metals, Inc. ..................................... Canada 3,400,000 4,480,781
a,f
Red 5 Ltd. ........................................... Australia 193,176,364 27,563,819
a
RTG Mining, Inc. ...................................... Australia 1,769,918 223,175
a,c
RTG Mining, Inc., 144A ................................. Australia 2,397,790 302,345
a
RTG Mining, Inc., CDI .................................. Australia 50,687,582 6,638,881
a,f
Saturn Metals Ltd. ..................................... Australia 6,200,000 2,058,333
c
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 1,600,000 2,921,734
a,b
Skeena Resources Ltd. ................................. Canada 7,550,000 21,988,204
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 5,663,209
a
SolGold plc, (GBP Traded) .............................. Australia 10,000,000 4,032,812
SSR Mining, Inc. ...................................... Canada 2,336,555 37,084,554
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,613,836 479,522
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,399,431
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 854,179
St. Barbara Ltd. ....................................... Australia 9,008,021 12,733,655
a,c,f
Superior Gold, Inc., 144A ............................... Canada 6,150,000 3,702,257
a
Torex Gold Resources, Inc. .............................. Canada 136,100 1,647,483
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 17,552,166
a,f
Troilus Gold Corp. ..................................... Canada 6,900,000 6,118,365
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 4,285,242
a
West African Resources Ltd. ............................. Australia 10,705,384 7,897,704
a
Westhaven Gold Corp. ................................. Canada 4,200,000 2,255,034
a
Wiluna Mining Corp. Ltd. ................................ Australia 5,724,000 4,344,112
999,423,453
Precious Metals & Minerals 11.8%
Anglo American Platinum Ltd. ............................ South Africa 137,156 18,731,799
a
Benchmark Metals, Inc. ................................. Canada 6,890,300 8,407,932
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,497,167

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Precious Metals & Minerals (continued)
a,c
GoGold Resources, Inc., 144A ........................... Canada 8,787,858 $ 18,515,804
Impala Platinum Holdings Ltd. ............................ South Africa 1,340,000 25,041,541
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 22,855,595
a
Northam Platinum Ltd. ................................. South Africa 1,109,019 19,073,076
a,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 47,183
a,b,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 9,638,532
a,c,f
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 461,263
a,f
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,241,856 19,979,142
a,c,f
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 172,823
Royal Bafokeng Platinum Ltd. ............................ South Africa 1,473,527 11,177,556
155,599,413
Silver 1.3%
Hochschild Mining plc .................................. Peru 3,388,520 8,692,194
Pan American Silver Corp. .............................. Canada 145,021 4,610,470
a
Silver Tiger Metals, Inc. ................................. Canada 7,500,000 3,965,833
17,268,497
Total Common Stocks (Cost $884,984,455) .....................................
1,303,365,417
Rights
a a
Rights 0.1%
Gold 0.0%
a
Wiluna Mining Corp. Ltd. , 5/07/21 ......................... Australia 1,431,000 —
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/20/49 ................... Canada 1,850,600 1,628,528
Total Rights (Cost $856,771) ..................................................
1,628,528
Warrants
a a a
Warrants 0.4%
Diversified Metals & Mining 0.3%
a,d,e
Clean Air Metals, Inc. , 2/11/22 ............................ Canada 3,279,500 196,576
a,d,e,f
Euro Sun Mining, Inc. , 6/05/23 ........................... Canada 5,000,000 379,732
a,d,e,f
G Mining Ventures Corp. , 144A, 5/25/22 .................... Canada 4,125,000 1,125,940
a,d,e
Mawson Gold Ltd. , 5/20/22 .............................. Canada 3,850,000 77,391
a,d,e
Osisko Development Corp. , 144A, 12/01/23 ................. Canada 737,500 244,090
a,d,e
Prime Mining Corp. , 4/27/24 ............................. Canada 650,000 313,635
a,d,e,f
Talisker Resources Ltd. , 144A, 8/31/21 ..................... Canada 5,650,000 1,508
a,d,e
Vizsla Silver Corp. , 144A, 7/30/22 ......................... Canada 3,350,000 828,265
3,167,137
Gold 0.1%
a,c,d
First Mining Gold Corp. , 144A, 8/26/22 ..................... Canada 3,750,000 4,683
a,d,e
Marathon Gold Corp. , 5/26/21 ............................ Canada 1,153,000 531,579
a,d,e,f
O3 Mining, Inc. , 6/18/22 ................................ Canada 850,000 164,013
a,d,e
Osisko Mining, Inc. , 12/23/21 ............................ Canada 2,125,000 294,794
a,d,e
Probe Metals, Inc. , 144A, 11/24/22 ........................ Canada 1,700,000 298,477
a
Westhaven Gold Corp. , 3/03/23 ........................... Canada 2,100,000 226,357
1,519,903
Total Warrants (Cost $–) ......................................................
4,687,040

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
f
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 $ 2,989,921
Total Convertible Bonds (Cost $3,000,000) .....................................
2,989,921
Total Long Term Investments (Cost $888,841,226) ...............................
1,312,670,906
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 885,674 885,674
Total Money Market Funds (Cost $885,674) .....................................
885,674
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,445,000 6,445,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
i
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $1,477,624)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$1,507,178) ........................................ 1,477,624 1,477,624
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$7,922,624) .................................................................
7,922,624
Total Short Term Investments (Cost $8,808,298 ) .................................
8,808,298
a
Total Investments (Cost $897,649,524) 100.4% ..................................
$1,321,479,204
Other Assets, less Liabilities (0.4)% ...........................................
(5,236,854)
Net Assets 100.0% ...........................................................
$1,316,242,350

Franklin Gold and Precious Metals Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 13 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2021.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $192,979,668, representing 14.7% of net assets.
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 5 regarding restricted securities.
f
See Note 6 regarding holdings of 5% voting securities.
g
See Note 7 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Gold and Precious Metals Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
2,759,000
a
Clean Air Metals, Inc. ......................... 2/18/21 $ 783,405 $ 750,760
3,279,500
a
Clean Air Metals, Inc., 2/11/22 .................. 5/15/20 - 2/24/21 — 196,576
5,000,000
b
Euro Sun Mining, Inc., 6/05/23 .................. 6/09/20 — 379,732
4,125,000
c
G Mining Ventures Corp., 144A, 5/25/22 ........... 11/27/20 — 1,125,940
670,000 Great Bear Resources Ltd. ..................... 2/18/21 6,737,784 7,705,689
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 - 3/10/16 14,750,154 —
1,153,000
d
Marathon Gold Corp., 5/26/21 .................. 5/27/20 — 531,579
3,850,000
e
Mawson Gold Ltd., 5 / 20 /2 2 ..................... 5/22/2 0 — 77,391
1,250,000
f
O3 Mining, Inc. .............................. 2/18/21 2,514,099 2,412,770
850,000
f
O3 Mining, Inc., 6/18/22 ....................... 6/23/20 — 164,013
460,000
g
Osisko Development Corp., 144A ................ 12/21/20 2,684,303 2,678,203
737,500
g
Osisko Development Corp., 144A, 12/01/23 ........ 11/27/20–12/31/20 — 244,090
2,400,000
h
Osisko Mining, Inc. ........................... 2/05/21 5,641,307 5,951,539
2,125,000
h
Osisko Mining, Inc., 12/23/21 ................... 6/24/20 — 294,794
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2021, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund (continued)
1,300,000
i
Prime Mining Corp. .......................... 4/23/21 $ 3,073,409 $ 3,139,714
650,000
i
Prime Mining Corp., 4/27/24 .................... 4/28/21 — 313,635
1,700,000
j
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20-11/24/20 — 298,477
5,650,000
k
Talisker Resources Ltd., 144A, 8/31/21 ............ 8/17/20 — 1,508
3,350,000
l
Vizsla Silver Corp., 144A, 7/30/22 ............... 8/03/20 — 828,265
Total Restricted Securities (Value is 2.06% of Net Assets) ............. $38,282,477 $27,094,675
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,081,961 as of April 30, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $3,009,965 as of April 30, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $6,711,409 as of April 30, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $4,652,333 as of April 30, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,565,996 as of April 30, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $3,807,606 as of April 30, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $5,936,831 as of April 30, 2021.
h
The Fund also invests in unrestricted securities of the issuer, valued at $16,320,928 as of April 30, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $4,806,996 as of April 30, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $4,480,781 as of April 30, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $4,356,315 as of April 30, 2021.
l
The Fund also invests in unrestricted securities of the issuer, valued at $5,096,197 as of April 30, 2021.
Value at
Beginning
of Period Purchases
a
Sales
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount * Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 13,441,989 $ 6,454,548 $ — $ — $ (1,555,598) $ 18,340,939 25,620,000 $ —
Battle North Gold Corp.,
144A ........... 11,899,142 2,240,133 (15,305,939) 7,822,059 —
b
—
b
—
b
—
Benchmark Metals, Inc. — 6,561,194 — — —
b
—
b
—
b
—
Chalice Mining Ltd. ... 21,059,387 — (47,836,895) 40,695,002 —
b
—
b
—
b
—
Dacian Gold Ltd. ..... 7,673,415 — — — —
b
—
b
—
b
—
Euro Sun Mining, Inc.,
144A ........... 4,106,316 — — — (1,096,351) 3,009,965 10,000,000 —
Euro Sun Mining, Inc.,
6/05/23 .......... 888,663 — — — (508,931) 379,732 5,000,000 —
G Mining Ventures Corp.,
144A ........... — 3,149,937 — — 3,561,472 6,711,409 8,250,000 —
5. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
G Mining Ventures Corp.,
144A, 5/25/22 ..... $ — $ — $ — $ — $ 1,125,940 $ 1,125,940 4,125,000 $ —
Geopacific Resources Ltd. 5,744,253 8,223,040 — — (4,107,528) 9,859,765 38,375,694 —
HighGold Mining, Inc. .. 6,523,515 — — — (2,112,874) 4,410,641 4,303,000 —
INV Metals, Inc., 144A . 4,019,187 — — — (1,696,002) 2,323,185 6,565,000 —
Lion One Metals Ltd. .. 9,080,715 — (1,025,402) 518,697 (4,287,808) 4,286,202 4,318,700 —
Lion One Metals Ltd.,
144A ........... 6,159,670 1,076,703 (86,777) 620 (3,156,496) 3,993,720 4,024,000 —
O3 Mining, Inc. ...... 3,068,312 2,787,924 — — 364,140 6,220,376 3,100,000 —
O3 Mining, Inc., 6/18/22 333,248 — — — (169,235) 164,013 850,000 —
Platinum Group Metals
Ltd., (CAD Traded) .. 4,894,438 — (939,698) (17,881,651) 23,612,626 9,685,715 2,052,787 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 212,395 — — — 248,868 461,263 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 10,296,035 — (1,786,545) (18,752,764) 30,222,416 19,979,142 4,241,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 79,579 — — — 93,244 172,823 36,628 —
Red 5 Ltd. ......... 29,322,847 3,831,135 — — (5,590,163) 27,563,819 193,176,364 —
RTG Mining, Inc. ..... 171,785 — — — —
b
—
b
—
b
—
RTG Mining, Inc., 144A . 232,726 — — — —
b
—
b
—
b
—
RTG Mining, Inc., CDI .. 4,527,35 2 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... — 3,132,575 — — (1,074,242) 2,058,333 6,200,000 —
Superior Gold, Inc., 144A — 3,287,844 — — 414,413 3,702,257 6,150,000 —
Talisker Resources Ltd. . — 5,109,466 — — (753,151) 4,356,315 15,300,000 —
Talisker Resources Ltd.,
144A, 8/31/21 ..... — — — — 1,508 1,508 5,650,000 —
Troilus Gold Corp. .... — 5,838,012 — — 280,353 6,118,365 6,900,000 —
Interest
Platinum Group Metals
Ltd., Sub. Note, 6.875%,
7/01/22 .......... 2,257,500 — — — 732,421 2,989,921 3,000,000 154,688
Total Affiliated Securities
(Value is 10.5% of Net
Assets) .......... $145,992,469 $51,692,511 $(66,981,256) $ 12,401,963 $ 34,549,022 $137,915,348 $154,688
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2021, no longer an affiliate.
6. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2021, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $11,151,454 $248,491,445 $(258,757,225) $— $— $885,674 885,674 $170
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $4,254,000 $77,553,000 $(75,362,000) $ — $ — $6,445,000 6,445,000 $96
Total Affiliated Securities .... $15,405,454 $326,044,445 $(334,119,225) $— $— $7,330,674 $266

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of April 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 7,869,423 $ — $ — $ 7,869,423
Diversified Metals & Mining ............... 114,316,155 — 6,568,677 120,884,832
Environmental & Facilities Services ......... — 2,319,799 — 2,319,799
Gold ................................ 715,404,815 267,948,640 16,069,998
b
999,423,453
Precious Metals & Minerals ............... 92,752,997 62,846,416 — 155,599,413
Silver ............................... 8,576,303 8,692,194 — 17,268,497
Rights :
Gold ................................ — — — —
Silver ............................... 1,628,528 — — 1,628,528
Warrants :
Diversified Metals & Mining ............... — — 3,167,137 3,167,137
Gold ................................ 226,357 — 1,293,546 1,519,903
Convertible Bonds ....................... — 2,989,921 — 2,989,921
Short Term Investments ................... 7,330,674 1,477,624 — 8,808,298
Total Investments in Securities ........... $948,105,252 $346,274,594
c
$27,099,358 $1,321,479,204
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at April 30, 2021.
c
Includes foreign securities valued at $341,807,049, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
accretion
( amortiza-
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 20,121,498 $ 6,541,118 $ (16,075,663) $ — $ — $ — $ — $ (4,018,276) $ 6,568,677 $ 27,560
Gold ............ 16,111,904
d
14,893,190 (8,522,388) — (329,023) — — (6,083,685) 16,069,998
d
1,176,809
Warrants
Diversified Metals &
Mining ......... 2,839,658 —
d
(176,306) — — — 4,208 499,577 3,167,137 2,153,724
Gold ............ 3,608,163 —
d
(86,834) — — — 623 (2,228,406) 1,293,546 (16,023)
Total Investments in Securities . $42,681,223 $21,434,308 $(24,861,191) $— $(329,023) $ — $ 4,831 $ (11,830,790) $27,099,358 $ 3,342,070
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining................. $5,817,917 Market comparables Discount for lack of marketability
0.5% - 7.2%
(4.1%)
Decrease
Gold.......................................... 16,069,998 Market comparables Discount for lack of marketability
3.4% - 6.2%
(4.4%)
Decrease
All Other Investments……… 5,211,443
c,d
Total.................... $27,099,358
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at April 30, 2021.
Currency
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Voting Rights
8. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.